Stock-based Compensation (Details 1) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based Compensation Details 1
Options Outstanding, Beginning	23,723,385	21,593,385	21,593,385	16,203,385	10,073,385
Options Granted	7,950,000	2,130,000	0	5,550,000	6,130,000
Options Exercised	0	0	0	0	0
Options Forfeited or Expired	0	0	0	(160,000)	0
Options Outstanding, Ending	31,673,385	23,723,385	21,593,385	21,593,385	16,203,385
Options Exercisable	31,673,385			21,593,382
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.32	$ 0.31	$ 0.31	$ 0.38	$ 0.62
Weighted Average Exercise Price, Granted	0.21	0.41	0.00	0.11	0.1
Weighted Average Exercise Price, Exercised	0.00	0.00	0.00	0.00	0.00
Weighted Average Exercise Price, Forfeited or Expired	0.00	0.00	0.00	0.22	0.00
Weighted Average Exercise Price, Outstanding, Ending	0.29	$ 0.32	$ 0.31	0.31	$ 0.38
Weighted Average Exercise Price, Exercisable	$ 0.29			$ 0.31